Consolidated Statements of Comprehensive Net Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans, including fees	$ 37,233	$ 35,733	$ 109,496	$ 106,543	$ 142,492	$ 145,181	$ 154,121
Investment Securities:
Taxable	2,313	1,889	6,480	5,631	7,478	7,544	8,169
Tax-exempt	964	865	2,872	2,513	3,401	3,121	2,347
Dividends	95	94	294	290	385	405	442
Total Interest Income	40,605	38,581	119,142	114,977	153,756	156,251	165,079
INTEREST EXPENSE
Deposits	2,480	2,717	7,466	8,870	11,406	16,796	22,952
Borrowings and junior subordinated debt securities	596	590	1,701	2,568	3,157	4,228	4,781
Total Interest Expense	3,076	3,307	9,167	11,438	14,563	21,024	27,733
NET INTEREST INCOME	37,529	35,274	109,975	103,539	139,193	135,227	137,346
Provision for loan losses	1,454	3,419	608	6,749	8,311	22,815	15,609
Net Interest Income After Provision for Loan Losses	36,075	31,855	109,367	96,790	130,882	112,412	121,737
NONINTEREST INCOME
Securities gains (losses), net	0	3	41	5	5	3,016	(124)
Debit and credit card fees	2,909	2,764	8,135	8,365	10,931	11,134	10,889
Wealth management fees	2,756	2,747	8,548	8,143	10,696	9,808	8,180
Service charges on deposit accounts	2,799	2,801	7,882	7,744	10,488	9,992	9,978
Insurance fees	1,722	1,738	4,824	5,156	6,248	6,131	6,230
Gain on sale of merchant card servicing business	0	0	0	3,093	3,093	0	0
Mortgage banking	270	265	666	1,658	2,123	2,878	1,199
Other	1,475	2,224	5,022	6,051	7,943	8,953	7,705
Total Noninterest Income	11,931	12,542	35,118	40,215	51,527	51,912	44,057
NONINTEREST EXPENSE
Salaries and employee benefits	14,823	14,910	45,971	45,701	60,902	60,256	51,078
Data processing	2,152	2,137	6,466	6,938	9,021	9,620	6,853
Net occupancy	2,004	1,910	6,218	6,037	8,023	7,605	6,943
Furniture and equipment	1,308	1,084	3,856	3,623	4,883	5,262	4,941
Professional services and legal	950	996	2,488	3,141	4,186	5,659	5,437
Other taxes	839	1,039	2,363	2,953	3,743	3,200	3,381
Marketing	757	607	2,335	2,088	2,929	3,302	3,019
FDIC insurance	607	629	1,817	2,112	2,772	2,926	3,570
Other	5,000	4,631	16,005	15,352	20,933	25,033	18,686
Total Noninterest Expense	28,440	27,943	87,519	87,945	117,392	122,863	103,908
Income Before Taxes	19,566	16,454	56,966	49,060	65,017	41,461	61,886
Provision for income taxes	4,906	4,207	13,552	10,380	14,478	7,261	14,622
Net Income	14,660	12,247	43,414	38,680	50,539	34,200	47,264
Preferred stock dividends and discount amortization							7,611
Net Income Available to Common Shareholders	14,660	12,247	43,414	38,680	50,539	34,200	39,653
Earnings per common share-basic	$ 0.49	$ 0.41	$ 1.46	$ 1.30	$ 1.70	$ 1.18	$ 1.41
Earnings per common share-diluted	$ 0.49	$ 0.41	$ 1.46	$ 1.30	$ 1.70	$ 1.18	$ 1.41
Dividends declared per common share	$ 0.17	$ 0.15	$ 0.50	$ 0.45	$ 0.61	$ 0.60	$ 0.60
Comprehensive Income	$ 13,515	$ 12,874	$ 48,936	$ 31,094	$ 51,427	$ 34,726	$ 39,490